STOCKHOLDERS' EQUITY (Details)	Dec. 31, 2019 $ / shares shares	May 01, 2019 Vote shares	Apr. 30, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, authorized | shares	500,000,000			200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Ordinary shares, authorized | shares		500,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001
Preferred shares, authorized | shares			2,000,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001
Number of votes | Vote		1